Financial Instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments
Financial Instruments

Note 22.  Financial Instruments

(a)	Categories of financial instruments
(i)	Financial assets

	December 31,	December 31,
	2024	2025

	(in thousands)
Financial assets measured at fair value through profit or loss (including current and noncurrent)	$25,694	52,520
Financial assets measured at fair value through other comprehensive income	28,226	56,836
Measured at amortized cost:
Cash and cash equivalents	218,148	257,504
Financial assets at amortized cost	4,286	2,714
Accounts receivable and other receivables (including related parties)	242,491	203,115
Restricted deposit (including current and noncurrent)	503,731	568,200
Refundable deposits (including current and noncurrent)	232,349	203,982
Subtotal	1,201,005	1,235,515
Total	$1,254,925	1,344,871

(ii)	Financial liabilities

	December 31,	December 31,
	2024	2025

	(in thousands)
Measured at amortized cost:
Short-term unsecured borrowings	$—	140
Short-term secured borrowings	503,700	568,200
Accounts payables and other payables (including related parties)	160,940	197,430
Long-term unsecured borrowings (including current portion)	34,500	28,500
Lease liabilities (including current and noncurrent)	7,160	4,218
Guarantee deposits	1,006	1,005
Total	$707,306	799,493

(b)	Liquidity risk

The following, except for payables (including related parties) that are repayable within a year, are the contractual maturities of financial liabilities, including estimated interest payments of unsecured borrowings, secured borrowings and lease liabilities.

	Contractual	Within 6	6‑12			Over 5
(in thousands)	cash flows	months	months	1‑2 years	2‑5 years	years
December 31, 2024
Non-derivative financial liabilities
Short-term secured borrowings	$504,061	504,061	—	—	—	—
Long-term unsecured borrowings (including current portion)	40,745	4,079	3,944	7,591	20,527	4,604
Lease liabilities	7,449	2,788	1,062	1,621	1,978	—
Guarantee deposits	1,006	1,006	—	—	—	—
	$553,261	511,934	5,006	9,212	22,505	4,604
December 31, 2025
Non-derivative financial liabilities
Short-term unsecured borrowings	$140	140	—	—	—	—
Short-term secured borrowings	568,518	568,518	—	—	—	—
Long-term unsecured borrowings (including current portion)	31,556	3,605	3,547	6,880	17,524	—
Lease liabilities	4,386	989	859	1,385	1,153	—
Guarantee deposits	1,005	1,005	—	—	—	—
	$605,605	574,257	4,406	8,265	18,677	—

The Company does not expect the cash flows included in the maturity analysis to occur significantly earlier or at significantly different amounts.

(c)	Currency risk

i.    Exposure to foreign currency risk

The Company’s significant exposure to foreign currency risk was as follows:

	December 31, 2024			December 31, 2025
	Foreign	Exchange	Functional	Foreign	Exchange	Functional
(in thousands)	currency	rate	currency	currency	rate	currency
Financial assets
Monetary items
NTD	235,638	32.785	7,187	409,509	31.43	13,029
CNY	38,575	7.1884	5,366	21	7.0288	3
JPY	352,275	156.1934	2,255	9,400	156.5239	60
Financial liabilities
Monetary items
NTD	1,246,126	32.785	38,010	1,472,661	31.43	46,855
JPY	375,040	156.1934	2,401	1,249	156.5239	8

ii.    Sensitivity analysis

The Company’s exposure to foreign currency risk arises from the translation of the foreign currency exchange gains and losses on cash and cash equivalents, accounts receivable, other receivable, accounts payable, other payable and lease liabilities that are denominated in foreign currency.

Depreciation or appreciation of the USD by 10% against the New Taiwan Dollars (NTD), CNY and JPY at December 31, 2024 and 2025, while all other variables were remained constant, would have increased or (decreased) the net profit before tax of $2,560 thousand and $3,377 thousand, respectively.

iii.    Interest rate risk

The Company’s short-term unsecured borrowings, secured borrowings and long-term unsecured borrowings carried floating interest rates and fixed interest rates. The Company’s exposure to changes in interest rates is mainly from floating-rate borrowings. Any change in interest rates will cause the effective interest rates of borrowings to change and thus cause the future cash flows to fluctuate over time.

The following sensitivity analysis is determined based on the exposure to interest rate risk. For floating-rate debts, the analysis assumes that the balances of outstanding debts at the end of the reporting period had been outstanding for the entire year.

For the Company’s floating-rate debts, assuming all other variables were remained constant, an increase or a decrease in the interest rate by 0.25% would have resulted in a decrease or an increase in the net profit before tax for the years ended December 31, 2024 and 2025 by $86 thousand and $71 thousand, respectively.

(d)	Fair value information

i.    Financial instruments not measured at fair value

The Company considers that the carrying amounts of financial assets and financial liabilities measured at amortized cost approximate their fair values.

ii.    Financial instruments measured at fair value

(1)   Fair value hierarchy

	December 31, 2024
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Money market fund	$2,140	2,140	—	—	2,140
Equity securities-unlisted company	23,554	—	—	23,554	23,554
Subtotal	25,694	2,140	—	23,554	25,694
Financial assets measured at fair value through other comprehensive income
Equity securities-listed company	27,932	3,774	24,158	—	27,932
Equity securities-unlisted company	294	—	—	294	294
Total	$53,920	5,914	24,158	23,848	53,920

	December 31, 2025
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Money market fund	$24,732	24,732	—	—	24,732
Equity securities-unlisted company	26,758	—	—	26,758	26,758
Warrant-unlisted company	1,030	—	—	1,030	1,030
Subtotal	52,520	24,732	—	27,788	52,520
Financial assets measured at fair value through other comprehensive income
Equity securities-listed company	56,212	7,278	48,934	—	56,212
Equity securities-unlisted company	624	—	—	624	624
Total	$109,356	32,010	48,934	28,412	109,356

(2)  Valuation techniques and assumptions used in fair value measurement

The fair value of financial instruments traded in active markets is determined with reference to quoted market prices.

The fair value of financial instruments is based on the valuation techniques. The fair value using valuation techniques refers to the current fair value of other financial instruments with similar conditions and characteristics, or using a discounted cash flow method, or other valuation techniques which include model calculating with observable market data at the reporting date.

The fair value of equity securities-unlisted company is determined by reference to market valuations for similar operating entities quoted in an active market based on the net assets value of investees. The significant unobservable input is primarily the liquidity discounts, 28% for 2025. The estimated fair value would increase (decrease) if the liquidity discount rate were lower (higher).

(3)  Transfer between levels of the fair value hierarchy

There were no transfers between levels for the years ended December 31, 2024 and 2025.

(4)  Movement in financial assets included in Level 3 of fair value hierarchy

		Financial assets
	Financial assets	at fair value
	at fair value	through other
	through profit or	comprehensive
(in thousands)	loss	income	Total
January 1, 2024	$21,650	507	22,157
Addition	5,628	—	5,628
Disposal	(4,630)	—	(4,630)
Capital reduction of investment	(338)	—	(338)
Recognized in other comprehensive income	—	(213)	(213)
Recognized in profit or loss	1,244	—	1,244
December 31, 2024	$23,554	294	23,848

		Financial assets
	Financial assets	at fair value
	at fair value	through other
	through profit or	comprehensive
(in thousands)	loss	income	Total
January 1, 2025	$23,554	294	23,848
Acquisitions through business combinations	18	—	18
Addition	3,153	799	3,952
Disposal	—	—	—
Capital reduction of investment	(89)	—	(89)
Recognized in other comprehensive income	—	(469)	(469)
Recognized in profit or loss	1,152	—	1,152
December 31, 2025	$27,788	624	28,412